Variable Interest Entities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Nonconsolidated VIEs, assets carrying amount	$ 1,107,900	$ 746,400
Investment in associated company	1,652,957	2,417,332	$ 2,066,829	$ 2,125,098
Related party private equity vehicles
Variable Interest Entity [Line Items]
Nonconsolidated VIEs, assets carrying amount	23,000	35,500
Other investment vehicles
Variable Interest Entity [Line Items]
Carrying amount of equity investment	574,000	203,600
Unfunded equity commitment related to investments	192,100	11,100
Nonconsolidated VIEs, assets carrying amount	574,000	203,600
Agency mortgage-backed securities
Variable Interest Entity [Line Items]
Nonconsolidated VIEs, assets carrying amount	1,453,500	2,913,000
Non-agency mortgage- and other asset-backed securities
Variable Interest Entity [Line Items]
Nonconsolidated VIEs, assets carrying amount	134,800	170,500
JCP Entities | Related party private equity vehicles
Variable Interest Entity [Line Items]
Equity commitments	133,000	139,300
Funded equity commitments	121,700	121,300
Carrying amount of equity investment	23,000	$ 35,500
Investment in FXCM
Variable Interest Entity [Line Items]
Fair value of senior secured term loan receivable	59,100
Investment in associated company	70,200
Senior secured term loan receivable and investments in associated companies	129,300
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Automobile loan receivables securitized	$ 227,400